INTANGIBLE ASSETS (Schedule of Annual Amortization Expenses) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Year ending December 31
2023	$ 5,808
2024	5,579
2025	5,082
2026	5,082
2027 and thereafter	22,036
Total	$ 43,587